Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Apr. 29, 2015
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 30, 2015 TO THE

PROSPECTUS DATED APRIL 29, 2015 OF:

PowerShares Europe Currency Hedged Low Volatility Portfolio

Effective immediately, the Prospectus is revised as follows:

•	On page 6, the following subsection is added immediately following the section titled “Summary Information—Principal Risks of Investing in the Fund—Non-Diversified Fund Risk”:

“Commodity Pool Risk. Under amended regulations promulgated by the CFTC, the Fund’s investments will cause it to be considered a commodity pool, thereby subjecting it to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA imposes additional compliance obligations on the Adviser, which could increase costs and may affect the operations and financial performance of the Fund.”

PowerShares Europe Currency Hedged Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 30, 2015 TO THE

PROSPECTUS DATED APRIL 29, 2015 OF:

PowerShares Europe Currency Hedged Low Volatility Portfolio

Effective immediately, the Prospectus is revised as follows:

•	On page 6, the following subsection is added immediately following the section titled “Summary Information—Principal Risks of Investing in the Fund—Non-Diversified Fund Risk”:

“Commodity Pool Risk. Under amended regulations promulgated by the CFTC, the Fund’s investments will cause it to be considered a commodity pool, thereby subjecting it to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Fund in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA imposes additional compliance obligations on the Adviser, which could increase costs and may affect the operations and financial performance of the Fund.”